Loans and Advances to Customers (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Net Loans And Advances To Customers [Abstract]
Loans and advances to customers	£ 207,563	£ 212,159
Credit impairment loss allowances on loans and advances to customers	(862)	(916)
Residual value and voluntary termination provisions on finance leases	(22)	(21)
Net loans and advances to customers	£ 206,679	£ 211,222